Business Combinations	12 Months Ended
Sep. 30, 2019
Advanced Interactive Gaming, Inc. [Member]
Business Combinations

Note 7 – Business Combinations

On September 20, 2019, the Company issued 5,175,000 shares of AIG Inc common stock to various investors, for a $0.004 per share for $20,700. On September 24, 2019, AIG Inc acquired AIG Ltd through a share exchange agreement whereby AIG Ltd’s sole shareholder exchanged the 3,900,000 total issued and outstanding shares of AIG Ltd for 1,000,000 shares of AIG Inc, making AIG Ltd a wholly-owned subsidiary of AIG Inc. On September 27, 2019, AIG Inc executed a share exchange agreement with Virtual Interactive Technologies Corp. (f/k/a Mascota Resources, Corp.) (“VIT”), whereby AIG Inc shareholders exchanged their 6,175,000 common shares of AIG Inc for receipt of 6,175,000 common shares of VIT in a reverse merger transaction. The 6,175,000 shares constituted 100% of the issued and outstanding shares of AIG Inc, making AIG Inc a wholly-owned subsidiary of VIT.

On September 27, 2019, VIT issued 595,612 shares of Series B preferred stock in full payment of outstanding loans and accrued interest totaling $2,404,900 to Velocity Capital. The loans were payable by AIG prior to the reverse merger that were paid by the issuance of the Company’s preferred stock after the merger.